Investment In Equity Method Investees	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Investment In Equity Method Investees

Note 5. INVESTMENT IN EQUITY METHOD INVESTEES

The Company holds four investments which are accounted for using the equity method: MAO-MSO Recovery II LLC Series PMPI (“Series PMPI”), MAO-MSO Recovery LLC, MAO-MSO Recovery II LLC (both collectively the “MAO-MSO entities”) and VRM MSP.

Series PMPI is a series of MAO-MSO Recovery II LLC. The Company exercises significant influence over the operating and financial activities of Series PMPI, but does not exercise control of the entity. In accordance with Series PMPI’s operating agreement, the controlling member is entitled to a preferred return of 20% per annum (the “Preferred Return”). Once the Preferred Return has been met, the controlling member is entitled to 50% of Claims recoveries by PMPI. The noncontrolling member is allocated 100% of the costs of PMPI. Since the Preferred Return exceeds the total members’ equity of PMPI as of both June 30, 2024 and December 31, 2023, the value of the equity method investment in the condensed consolidated balance sheet is $0.

The MAO-MSO entities are Delaware limited liability companies formed as master Series entities whose central operations are to form other Series legal entities that will hold and pursue Claims recovery rights. The MAO-MSO entities are not designed to hold or pursue Claims recoveries themselves. The Company holds a 50% economic interest in both entities, and has significant influence through its equity investment, but does not control either entity. As equity method investments, the Company recognizes its proportionate share of net earnings or losses as equity earnings in Other income. The activity of these entities has been insignificant for the three and six months ended June 30, 2024 and 2023. Since the Company did not make a contribution to the MAO-MSO entities, and the entities have recorded losses, the value of the equity method investment in the condensed consolidated balance sheets is $0 as of both June 30, 2024 and December 31, 2023.

Summary financial information for equity accounted investees, not adjusted for the percentage ownership of the Company is as follows:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
(in thousands)	2024	2023	2024	2023
Revenue	$0	$—	$7	$—
Amortization	$500	$500	$1,000	$1,000
Other expenses	$9	$—	$19	$—
Profit (Loss)	$(509)	$(500)	$(1,012)	$(1,000)

	As of
in thousands	June 30, 2024	December 31, 2023
Total Assets	$402	$1,403
Total Liabilities	$410	$399

In 2023, in connection with an amendment to the VRM MSP structure, the Company became a direct investor in VRM MSP, which controls MSP Recovery Claims, Series LLC, and recognizes this investment as an equity method investment. However, the Company previously consolidated and continues to consolidate the underlying Series of MSP Recovery Claims, Series LLC, which hold investments in CCRAs that the Company controls as primary beneficiary under the VIE model. As such, other than the Series, which were already consolidated, the investment in VRM MSP includes only administrative activities that are not otherwise consolidated, and any costs are allocable to the other investors. As a result, the Company has no significant equity earnings or exposure to losses or obligations to fund this investment.

Note 5. INVESTMENT IN EQUITY METHOD INVESTEES

The Company holds four investments which are accounted for using the equity method: MAO-MSO Recovery II LLC Series PMPI (“Series PMPI”), MAO-MSO Recovery LLC, MAO-MSO Recovery II LLC (both collectively the “MAO-MSO entities”) and VRM MSP.

Series PMPI is a series of MAO-MSO Recovery II LLC. The Company exercises significant influence over the operating and financial activities of Series PMPI, but does not exercise control of the entity. In accordance with Series PMPI’s operating agreement, the controlling member is entitled to a preferred return of 20% per annum (the “Preferred Return”). Once the Preferred Return has been met, the controlling member is entitled to 50% of Claims recoveries by PMPI. The noncontrolling member is allocated 100% of the costs of PMPI. Since the Preferred Return exceeds the total members’ equity of PMPI as of both December 31, 2023 and 2022, the value of the equity method investment in the consolidated balance sheet is $0.

The MAO-MSO entities are Delaware limited liability companies formed as master series entities whose central operations are to form other series legal entities that will hold and pursue Claims recovery rights. The MAO-MSO entities are not designed to hold or pursue Claims recoveries themselves. The Company holds a 50% economic interest in both entities, and has significant influence through its equity investment, but does not control either entity. As equity method investments, the Company recognizes its proportionate share of net earnings or losses as equity earnings in Other income. The activity of these entities has been insignificant for the years ended December 31, 2023, 2022 and 2021. Since the Company did not make a contribution to the MAO-MSO entities and the entities have recorded losses, the value of the equity method investment in the consolidated balance sheets is $0 as of both December 31, 2023 and 2022.

Summary financial information for equity accounted investees, not adjusted for the percentage ownership of the Company is as follows:

	For the Year Ended December 31,
(in thousands)	2023	2022	2021
Revenue	$(8)	$22	$1
Amortization	$2,000	$2,000	$2,000
Other expenses	$30	$8	$-
Profit (Loss)	$(2,038)	$(1,986)	$(1,999)

	As of December 31,
in thousands	2023	2022
Total Assets	$1,403	$3,341
Total Liabilities	$399	$274

In 2023, in connection with an amendment to the VRM MSP structure, the Company became a direct investor in VRM MSP, which controls MSP Recovery Claims, Series LLC, and recognizes this investment as an equity method investment. However, the Company previously consolidated and continues to consolidate the underlying Series of MSP Recovery Claims, Series LLC, which hold investments in CCRAs that the Company controls as primary beneficiary under the VIE model. As such, other than the Series, which were already consolidated, the investment in VRM MSP includes only administrative activities that are not otherwise consolidated, and any costs are allocable to the other investors. As a result, the Company has no significant equity earnings or exposure to losses or obligations to fund this investment.